NONCONTROLLING INTEREST (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
NONCONTROLLING INTEREST
Noncontrolling interests, Beginning Balance	¥ (13,777)	$ (1,971)	¥ (24,936)	$ (3,567)	¥ (17,771)	$ (2,541)
Net loss attributable to noncontrolling interest	(6,470)	(925)	(218)	(31)	(7,427)	(1,062)
Contributions from noncontrolling interests	1,144	164	1,099	157	262	36
Noncontrolling interest derecognized upon deconsolidation			10,278	1,470
Noncontrolling interest derecognized upon deconsolidation	(1,496)	(214)			0	0
Noncontrolling interest derecognized upon acquisition	(444)	(63)
Noncontrolling Interests, Ending Balance	¥ (21,043)	$ (3,009)	¥ (13,777)	$ (1,971)	¥ (24,936)	$ (3,567)